Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Abstract]
Beginning balances	$ 33,484	$ 22,579
Additions charged to net loss	24,501	10,905
Ending balances	$ 57,985	$ 33,484